Acquisitions/Real Estate Investments (Schedule of Business Acquisitions, by Acquisition) (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($) ft² property		Dec. 31, 2014 USD ($) ft² property item		Dec. 31, 2013 USD ($) ft² property item		Sep. 30, 2014 ft²	Jun. 09, 2014 ft² property
Business Acquisition [Line Items]
Number of Properties | property	173		100		29
Number of Buildings | item			103		35
Square Feet | ft²	21,078,596		8,999,528		3,987,631
Purchase price of real estate | $			$ 834,269,000		$ 340,786,000
Business Combination Weighted average Remaining Lease Term			8 years 11 days	[1]	11 years 3 months 11 days	[2]
Mortgage loans on real estate, carrying amount of mortgages | $	$ 318,874,000		$ 161,642,000		$ 48,899,000
Industrial Property [Member]
Business Acquisition [Line Items]
Number of Properties | property	25	[3]	24	[4]
Square Feet | ft²	5,010,922	[3]	5,297,891	[4]
Purchase price of real estate | $	$ 406,234,000	[3]	$ 302,349,000	[4]
Industrial [Member]
Business Acquisition [Line Items]
Number of Properties | property			24	[5]	23	[6],[7]
Number of Buildings | item			25	[5]	25	[6],[7]
Square Feet | ft²			5,297,891	[5]	3,683,184	[6],[7]
Purchase price of real estate | $			$ 302,349,000	[5]	$ 261,416,000	[6],[7]
Business Combination Weighted average Remaining Lease Term			7 years 7 months 21 days	[1],[5]	11 years 1 month 21 days	[2],[6],[7]
Office/Banking Center [Member]
Business Acquisition [Line Items]
Number of Properties | property	9	[3]	72	[8]	3
Number of Buildings | item			73	[8]	3
Square Feet | ft²	1,293,601	[3]	3,669,168	[8]	48,709
Purchase price of real estate | $	$ 269,010,000	[3]	$ 494,620,000	[8]	$ 7,120,000
Business Combination Weighted average Remaining Lease Term			8 years 7 months 2 days	[1],[8]	8 years 5 months 12 days	[2]
Specialty Industrial [Member]
Business Acquisition [Line Items]
Number of Properties | property	1		4		3	[7]
Number of Buildings | item			5		7	[7]
Square Feet | ft²	24,700		32,469		255,738	[7]
Purchase price of real estate | $	$ 6,400,000		$ 37,300,000		$ 72,250,000	[7]
Business Combination Weighted average Remaining Lease Term			7 years 4 months 17 days	[1]	13 years 10 months 13 days	[2],[7]
Specialty Retail [Member]
Business Acquisition [Line Items]
Number of Properties | property	10
Square Feet | ft²	1,330,544
Purchase price of real estate | $	$ 300,500,000
Data Centers [Member]
Business Acquisition [Line Items]
Number of Properties | property	2
Square Feet | ft²	227,953
Purchase price of real estate | $	$ 67,948,000
Hialeah Gardens, Florida [Member]
Business Acquisition [Line Items]
Square Feet | ft²			118,000				118,000
Percentage of occupancy for leased office and industrial property			100.00%
Lease term			25 years
Debt instrument, face amount | $			$ 4,990,000
Bank of America Portfolio [Member]
Business Acquisition [Line Items]
Number of Properties | property								67
Business acquisition, percentage of voting interests acquired								50.00%
Bank of America Portfolio [Member]
Business Acquisition [Line Items]
Number of Properties | property			67					67
Square Feet | ft²								3,055,000
Equity method investment, ownership percentage								50.00%
Business acquisition, percentage of voting interests acquired								50.00%
Percentage of occupancy for leased office and industrial property								98.00%
Business Acquisition One [Member] | Industrial [Member]
Business Acquisition [Line Items]
Number of Properties | property			4
Assumed mortgage due to acquisition | $			$ 45,607,000
17 Properties Acquired during 2015 [Member]
Business Acquisition [Line Items]
Number of Properties | property	17
Assumed mortgage due to acquisition | $	$ 153,877,000
47 Properties Acquired 2015 [Member]
Business Acquisition [Line Items]
Number of Properties | property	47
Square Feet | ft²	7,887,720
Purchase price of real estate | $	$ 1,050,092,000

[1]	Weighted-average lease term is based upon the remaining non-cancelable lease term as of December 31, 2014. The weighted-average calculation is based upon total rentable square footage.
[2]	Weighted-average lease term is based upon the remaining non-cancelable lease term as of December 31, 2013. The weighted-average calculation is based upon total rentable square footage.
[3]	The Company assumed mortgages on 17 of its property acquisitions in 2015. The unpaid principal value of the mortgages assumed at acquisition was $153,877. Refer to Note 6 for more information on the Company's debt obligations related to acquisitions.
[4]	The Company assumed mortgages on four of its property acquisitions in 2014. The unpaid principal value of the mortgages assumed at acquisition was $45,607. Refer to Note 6 for more information on the Company's debt obligations related to acquisitions.
[5]	The Company assumed mortgages on four of its acquisitions of industrial properties in 2014. The gross value of the mortgages assumed at acquisition was $45,607. Refer to Note 6 for more information on the Company's debt obligations related to acquisitions.
[6]	Industrial properties includes a build-to-suit property located in Hialeah Gardens, Florida, which represents a commitment to construct an approximately 118,000 square foot cold storage facility which will be 100% leased for an initial term of 25 years when completed. Rent for the facility commenced on June 1, 2014 and it was placed in service during June 2014. The Company acquired the land for the property with a $4,990 zero-coupon mortgage note payable to the seller. The construction has been fully funded as of December 31, 2014.
[7]	The Company assumed mortgages on two of its acquisitions of industrial properties in 2013. The gross value of the mortgages assumed at acquisition was $48,899. Refer to Note 6 for more information on the Company's debt obligations related to acquisitions.
[8]	Includes the 67 properties that comprise the Bank of America Portfolio, which the Company acquired through its acquisition of the remaining 50% equity interest of the Bank of America Portfolio joint venture on June 9, 2014. Prior to the acquisition, the Company accounted for its prior 50% equity interest in the Bank of America Portfolio as a joint venture.